6. ACQUISITIONS	12 Months Ended
Dec. 31, 2020
Notes
6. ACQUISITIONS

6.ACQUISITIONS

During the year ended December 31, 2020, the Company completed the following acquisitions:

Mid-American Growers, Inc.

On January 10, 2020, the Company acquired 100% of the issued and outstanding shares of Mid-American Growers, Inc. (“MAG”). MAG is a company that cultivates and sells hemp-based products throughout North America.  Under the terms of the agreement, the Company paid $31,249,391 in cash and issued rights to receive 17,133,600 common shares of MichiCann with a fair value of $44,984,267.

Immediately prior to the RTO on April 24, 2020, 17,133,600 common shares of MichiCann were issued to sellers of MAG, and the 17,133,600 MichiCann shares were converted to 17,133,600 common shares of the Company and 17,133,600 convertible series II preferred shares of the Company. (Note 5).  17,133,600 common shares 17,133,600 convertible series II preferred shares were escrowed, and the common shares and convertible series II preferred shares are released as follows: 1,199,352 common shares and 1,199,352 convertible series II preferred shares every month for fourteen months starting on the date that is six months following the RTO and 342,669 common shares and 342,669 convertible series II preferred shares on December 24, 2021.

The fair value of rights to receive common shares was estimated using option pricing model.  Key inputs and assumptions used in the valuation methods as of the acquisition date were as follows:

Share Price	$ 2.950
Volatility	85%
Discount for lack of marketability	11%

Included in the agreement is a milestone payment of 2,640,000 common shares of the Company should the MAG sellers reasonably assist the Company in receiving a commercial cultivation license for its facility in Illinois (the “Milestone Event”). There is an additional milestone payment of USD $5,000,0000 should the Milestone Event be completed during calendar year 2020. Concurrently, the Company entered an earn-out agreement with the sellers of MAG whereby the Company will pay a 23% commission on hemp product sales during the period of April 1, 2020 to March 31, 2021. This has been accounted for as a payment for post-combination services and was not added to the purchase price.

Concurrent with the closing of the MAG acquisition, MichiCann’s wholly owned subsidiary, RWB Illinois, Inc. acquired an additional 142 acres of land located in Illinois, together with the buildings, plant facilities, structures, building systems fixtures and improvements located thereon and related personal property and intangibles (together with the MAG owned property, the “Illinois Facility”) for USD $2,000,000 pursuant to a real estate purchase agreement made and entered into as of January 10, 2020 between RWB, VW Properties LLC, as seller, and each of the MAG Sellers. The USD $2,000,000 paid to purchase the additional land has been included in the consideration to acquire the issued and outstanding shares of MAG. A pre-existing relationship consisting of an amount receivable by the Company from MAG with a fair value of $1,459,218 on the date of acquisition was effectively settled.

The acquisition of MAG was accounted for as a business combination because the acquisition met requirements under IFRS 3. The consideration and net identifiable assets acquired were recorded in the accounts of the Company at its fair values as follows:

Consideration paid:
Cash paid upon closing	$20,644,291
Cash paid in 2019	10,605,100
Rights to common shares	44,984,267
Settlement of pre-existing relationship	1,459,218
$77,692,876
Net identifiable assets acquired:
Cash and cash equivalents	$162,204
Accounts receivable	58,470
Inventory	4,395,361
Biological assets	26,842
Property, plant and equipment	94,197,701
Goodwill	6,083,036
Accounts payable	(1,539,657)
Other payable	(656,900)
Deferred tax liability	(25,034,181)
$77,692,876

If the transaction had closed on January 1, 2020, the Company's revenue for the year ended December 31, 2020 would have increased by $111,557, and net loss for the year would have increased by $342,610.  Consolidated revenue and loss for the year, of the acquiree after the acquisition date, as recorded in the consolidated statement of loss for the year ended December 31, 2020 is $4,071,820 and $12,505,267, respectively.

The settlement of a  pre-existing relationship consists of an amount receivable by the Company from MAG with a fair value of $1,459,218 on the date of acquisition was effectively settled.

1251881 B.C. Ltd.

On June 10, 2020, the Company acquired 100% of the issued and outstanding shares of 1251881 B.C. Ltd. Under the terms of the agreement, the Company issued 13,500,000 common shares and 4,500,000 special warrants as a consideration.  The special warrants are automatically convertible into 4,500,000 common shares of the Company should the volume weighted average price of the Company’s common shares be less than $1.50 for the first 180 days following the acquisition date.  In connection with the acquisition, the Company issued 1,800,000 common shares to a finder.  On December 15, 2020, all special warrants were converted into common shares for the finder's fee.

The fair value of special warrants amounting to $4,995,000 was based on the market price of $1.11 per common share of the Company as of the acquisition date.  The fair value of finder's fee amounting to $1,998,000 was based on the market price of $1.11 per share as of the acquisition date.

The fair value of 13,500,000 common shares amounting to $34,907,000 was determined as a reference to the fair value of net assets acquired in accordance with IFRS 2 requirements.

At the time of the acquisition, 1251881 B.C. Ltd.’s assets consisted solely of intangible assets and it did not have any processes capable of generating outputs; therefore 1251881 B.C. Ltd. did not meet the definition of a business under IFRS 3 and the acquisition was accounted for as an asset acquisition. The consideration paid and net identifiable assets acquired were recorded in the accounts of the Company at its fair value determined as follows:

Consideration paid:
Common shares issued	$34,907,000
Common shares - Finder's fee	1,998,000
Fair value of special warrants issued	4,995,000
$41,900,000
Net identifiable assets acquired:
Intangible assets	$101,887,000
License Liability	(59,987,000)
$41,900,000

Immediately prior to the acquisition, 1251881 B.C Ltd. entered into (i) a retail license agreement with High Times Retail Licensing, LLC (”HT”) whereby 1251881 B.C. Ltd was granted the right-to-use certain intellectual property associated with retail dispensary and local delivery services for cannabis products, cannabis accessories and merchandise in the States of Michigan, Illinois and Florida; and (ii) a product licensing agreement with HT whereby 1251881 B.C. Ltd. was granted an exclusive license to use certain intellectual property related to the commercialization of cannabis products in Michigan, Illinois and Florida and CBD products nationally carrying HT brands.

Platinum Vape LLC

On September 14, 2020, a wholly-owned subsidiary of the Company acquired all of the issued and outstanding equity interest of Platinum Vape LLC (“Platinum Vape” or “PV”) in a cash and convertible note payable amounting to USD $35,000,000, comprised of USD $7,000,000 in cash paid at closing, a further USD $13,000,000 in cash payable 120 days after closing and USD $15,000,000 convertible promissory note payable on the third anniversary of closing, which may be converted into Company stock only after 12 months. Concurrently, the Company entered an earn-out agreement with the sellers of PV whereby the Company will pay cash or common shares of the Company with equivalent value of USD $25,000,000 payable based on achievement of the following milestones during the 12-month period immediately following the closing:

•USD $7,500,000 paid on PV achieving revenue of USD $80,000,000 and maintain 15% earnings before interest and taxes;

•USD $7,500,000 paid on PV achieving revenue of USD $90,000,000 and maintain 15% earnings before interest and taxes; and

•USD $10,000,000 paid on PV achieving revenue of USD $100,000,000 and maintain 15% earnings before interest and taxes.

This earn-out amount has been accounted for as a payment for post-combination services and was not added to the purchase price.

The acquisition of PV was accounted for as a business combination because the acquisition met requirements under IFRS 3. The consideration and net identifiable assets acquired were recorded in the accounts of the Company at its fair value as follows:

Consideration paid:
Cash paid on closing	$9,222,500
Present value of cash payable 120 days after closing	16,655,835
Cash to be paid in one year	19,511,124
Convertible promissory note	17,219,398
$62,608,857
Net identifiable assets acquired:
Cash and cash equivalents	$1,745,431
Accounts receivable	4,188,780
Prepaid expenses	400,520
Inventory	3,184,355
Property, plant and equipment	319,876
Right-of-use	475,396
Licenses	29,907,250
Brand	33,991,500
Goodwill	281,172
Accounts payable	(2,416,543)
Lease liability	(475,122)
Loan	(30,628)
Deferred tax liability	(8,963,130)
$62,608,857

The cash payable 120 days after closing was paid on the January 12, 2021.

If the transaction had closed on January 1, 2020, the Company's revenue for the year ended December 31, 2020 would have increased by $14,093,729, and net loss for the year would have decreased by $6,804,672.  Consolidated revenue and income for the year, of the acquiree after the acquisition date, as recorded in the consolidated statement of loss for the year ended December 31, 2020 is $19,266,708 and $6,804,672, respectively.

Proposed Transaction

On July 25, 2019, the Company entered a letter of intent with Kings Garden Inc. (“Kings Garden”) pursuant to which the Company will acquire all of the issued and outstanding shares of Kings Garden.

During the year, the Company determine it would no longer pursue the acquisition of Kings Garden. As such, the $1,853,059 deposit advanced to Kings Garden under the terms of this letter of intent has been written off as the deposit is not refundable.  The write off has been recorded in the consolidated net loss and comprehensive loss